Depreciation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	[1]	$ 75,075	$ 75,490	$ 104,040
Oil and gas assets [member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		57,725	61,080	84,849
Machinery [member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		14,558	10,788	15,467
Furniture and Fixtures [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		1,948	2,702	2,850
Buildings [member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		844	920	874
Productive Land [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		72,283	71,868	100,316
Administrative Assets [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		$ 2,792	$ 3,622	$ 3,724

[1]	Depreciation without considering capitalised costs for oil stock included in Inventories.